Income Taxes (Summary Of Temporary Differences That Give Rise To Deferred Tax Assets/ (Liabilities)) (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Income Taxes [Abstract]
Accrued liabilities	$ 43,575	$ 39,529
Stock compensation expense	9,309	8,555
Allowance for uncollectible accounts receivable	1,952	1,729
State net operating loss carryforwards	1,811	1,701
Other	776	896
Deferred income tax assets	57,423	52,410
Amortization of intangible assets	(52,133)	(50,136)
Accelerated tax depreciation	(14,975)	(18,030)
Current assets	(1,825)	(1,576)
Market valuation of investments	(1,341)	(1,375)
State income taxes	(793)	(1,465)
Other	(639)	(857)
Deferred income tax liabilities	(71,706)	(73,439)
Deferred income tax liabilities	$ (14,283)	$ (21,029)